CONVERTIBLE DEBENTURES (Narrative) (Details) - CAD ($)	1 Months Ended				12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Nov. 30, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 08, 2018
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures					$ 988,000	$ 966,300
Cash debt issuance costs					128,440	77,304
Deferred tax liabilities					1,431,615	702,000
Current interest payable					357,913	408,152
Loss On Extinguishment Of Debt					$ 393,026
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued							8,665,201
June 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures				$ 1,000,000
Terms				one year
Borrowings, interest rate				1.00%
Conversion price per share			$ 0.10	$ 0.20
Cash debt issuance costs				$ 76,791
June 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued			5,000,000	5,000,000
Exercise price			$ 0.125	$ 0.25
Warrants term				1 year
Expiry date of warrants			Nov. 13, 2019
November 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures			$ 500,000
Terms			seven months
Borrowings, interest rate			1.00%
Conversion price per share			$ 0.10
Cash debt issuance costs			$ 46,295
Estimated rate for conversion feature			17.00%		25.00%
Equity portion						53,583
Transaction costs						4,397
Deferred tax liabilities						46,513
November 2018 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures			$ 5,000,000
Exercise price			$ 0.125
Warrants term			1 year
June 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Exercise price		$ 0.09
Expiry date of warrants		Nov. 13, 2020
Equity portion		$ 2,673
Repayment of convertible debt		750,000
Loss On Extinguishment Of Debt		572,222
Fair Value Of Warrants		$ 287,623
June 2019 [Member] | Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Common shares issued		15,000,000
Exercise price		$ 0.09
Fair Value Of Warrants		$ 287,272
Repurchase Price of Amended Warrants and New Warrants		$ 300,000
September 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of penalty on outstanding principal	10.00%
Penalty on convertible debentures					$ 75,000
December 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of penalty on outstanding principal					1.00%
Additional percentage penalty on outstanding principal					2.00%
Penalty on convertible debentures					$ 7,500
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Equity portion						(53,583)
Transaction costs						(118,689)
Interest expense					127,500	71,836
Current interest payable					$ 15,000	$ 21,836